WRL FREEDOM MULTIPLE

Issued by

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

Separate Account VA V

Supplement Dated November 10, 2014

to the

Prospectus dated May 1, 2009 as Supplemented

Effective on or about close of business November 7, 2014, based upon the underlying fund portfolio merger, the following subaccount will merge:

Existing Subaccount	Acquiring Subaccount
TA Vanguard ETF Portfolio – Aggressive Growth	TA Vanguard ETF Portfolio – Growth

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Multiple dated May 1, 2014